Provision for credit losses	12 Months Ended
Dec. 31, 2012
Provision for credit losses
10 Provision for credit losses
in	2012	2011	2010

Provision for credit losses (CHF million)

Provision for loan losses	159	141	(93)

Provision for lending-related and other exposures	11	46	14

Provision for credit losses	170	187	(79)

Bank
Provision for credit losses
10 Provision for credit losses
in	2012	2011	2010

Provision for credit losses (CHF million)

Provision for loan losses	77	78	(136)

Provision for lending-related and other exposures	11	45	15

Provision for credit losses	88	123	(121)